SHARE CAPITAL (Details) Unit14 in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
SHARE CAPITAL
Number of share options outstanding in share-based payment arrangement at beginning of period	8,316	8,322
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.20	$ 1.27
Number of share options granted in share-based payment arrangement	6,255	3,491
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.56	$ 1.01
Number of share options forfeited in share-based payment arrangement	(3,582)	(2,580)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 0.78	$ 1.33
Number of share options exercised in share-based payment arrangement	(1,280)	(917)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.74	$ 0.73
Number of share options outstanding in share-based payment arrangement at end of period	9,709	8,316
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 1.00	$ 1.20
Number of share options exercisable in share-based payment arrangement	3,355	5,210
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.65	$ 1.24